Property and equipment, net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Machinery and electronic equipment	50,915	52,389
Transportation vehicles	786	913
Office and other equipment	2,033	2,028
Leasehold improvements	8,922	9,567
Construction in progress	420	7,056
Property and equipment	63,076	71,953
Less: accumulated depreciation	(35,063)	(38,220)
Less: impairment	(1,308)	(1,337)
Property and equipment, net	26,705	32,396

Depreciation on property and equipment was allocated as follows:

	Six Months Ended June 30,
	2025	2026
Cost of revenues	693	1,482
Research and development expenses	1,858	1,470
Selling, general and administrative expenses	983	814
Total depreciation expenses	3,534	3,766

No impairment loss was recorded for the six months ended June 30, 2026. An impairment loss of US$98 was recognized for obsolete and damaged equipment, which was included in research and development expenses for the six-months ended June 30, 2025.